UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 90.7%
MONEY MARKET FUNDS - 90.7%
11,213,130	AIM STIT Treasury Portfolio, 0.06% (a)	$11,213,130
2,803,034	Dreyfus Government Cash Management, 0.07% (a)	2,803,034
2,803,034	Federated Treasury Obligations Fund, 0.01% (a)	2,803,034
11,213,130	Fidelity Institutional Government Portfolio, 0.06% (a)	11,213,130
11,213,130	Goldman Sachs Financial Square Government Fund, 0.09% (a)	11,213,130
11,213,130	Morgan Stanley Institutional Liquidity Fund, 0.07% (a)	11,213,130
2,803,033	SEI Daily Income Trust Government Fund, 0.06% (a)	2,803,033
2,803,033	Wells Fargo Advantage Government Money Market Fund, 0.05% (a)	2,803,033
	TOTAL SHORT TERM INVESTMENTS (Cost $56,064,654)	$56,064,654

	TOTAL INVESTMENTS (Cost $56,064,654) - 90.7%	$56,064,654
	Other Assets in Excess of Liabilities - 9.3%	5,770,744
	TOTAL NET ASSETS - 100.0%	$61,835,398

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at September 30, 2010.

Dynamic VP HY Bond Fund
Futures Contracts
September 30, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
110	E-Mini S&P 500 Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $6,250,750)	$65,260

Dynamic VP HY Bond Fund
Credit Default Swap Contracts - Sell Protection1
September 30, 2010 (Unaudited)

		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	Received	Appreciation
Bank of America Merrill Lynch	Markit CDX North American High Yield Index	5.23%	5.00%	6/20/2015	$11,400,000	$353,494	$266,031
Barclays Capital	Markit CDX North American High Yield Index	5.23%	5.00%	6/20/2015	31,250,000	736,362	496,605
					$42,650,000	$1,089,856	$762,636

1  If the Fund is a seller of protection and a credit event occurs,i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or
(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

2  Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.
3  The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

VALUATION MEASUREMENTS

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$56,064,654	$-	$-	$56,064,654
Other Financial Instruments*	$65,260	$762,636	$-	$827,896

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities for the quarter ended September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$56,064,654
Gross unrealized appreciation	0
Gross unrealized depreciation	(0)
Net unrealized appreciation/(depreciation)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title) /s/ Daniel D. O’Neill
                                                 Daniel D. O’Neill, President

Date   11/15/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
                                                 Daniel D. O’Neill, President

Date   11/15/2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer

Date  10/27/2010

* Print the name and title of each signing officer under his or her signature.